Summary of Material Accounting Policies	6 Months Ended
Sep. 30, 2023
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Summary of Material Accounting Policies

2	SUMMARY OF MATERIAL ACCOUNTING POLICIES
Basis of Preparation
The interim consolidated financial statements, including selected explanatory notes, of the Group have been prepared in accordance with IAS 34 “Interim Financial Reporting” as issued by the International Accounting Standards Board (“IASB”). The interim consolidated financial statements should be read in conjunction with the Group’s consolidated financial statements for the fiscal year ended March 31, 2023, which have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB.
Material Accounting Policies
The material accounting policies adopted in the preparation of the interim consolidated financial statements are consistent with those followed in the preparation of the Group’s consolidated financial statements for the fiscal year ended March 31, 2023.
For the six months ended September 30, 2023, a number of amendments to standards have become effective; however, they have not resulted in any material impact on the Group’s interim consolidated financial statements.
Recent Accounting Pronouncements
The Group is currently assessing the impact of the following standards, amendments to standards, and interpretations that are not yet effective and have not been early adopted:
Sale or Contribution of Assets between an Investor and its Associate or Joint Venture (Amendments to IFRS 10 and IAS 28)
In September 2014, the IASB issued the narrow-scope amendments to IFRS 10 “Consolidated Financial Statements” and IAS 28 “Investments in Associates and Joint Ventures” to address an acknowledged inconsistency between the requirements in IFRS 10 and those in IAS 28, in dealing with the sale or contribution of assets between an investor and its associate or joint venture. The effective date of applying the amendments was January 1, 2016 when they were originally issued, however, in December 2015, the IASB issued
Effective Date of Amendments to IFRS 10 and IAS 28
to remove the effective date and indicated that a new effective date will be determined at a future date when it has finalized revisions, if any, that result from its research project on equity accounting. The Group is currently evaluating the potential impact that the adoption of the amendments will have on its consolidated financial statements.
Classification of Liabilities as Current or
Non-current
(Amendments to IAS 1)
In January 2020, the IASB issued narrow-scope amendments to IAS 1 “Presentation of Financial Statements” to clarify how to classify debt and other liabilities as current or non-current.
The amendments make it easier for entities to determine whether, in the statements of financial position, debt and other liabilities with an uncertain settlement date should be classified as current or non-current.
The effective date of applying the amendments was January 1, 2022 when they were originally issued, however, in July 2020, the IASB issued an amendment which defers the effective date to annual periods beginning on or after January 1, 2023. Subsequently, in October 2022, the IASB issued a further amendment which defers the effective date to annual periods beginning on or after January 1, 2024. The amendments are not expected to have a material impact on the Group’s consolidated financial statements.
Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)
In September 2022, the IASB issued narrow-scope amendments to IFRS 16 “Leases,” which add to subsequent measurement requirements for the lease liability arising from a sale and leaseback transaction. The amendments specify how to measure the lease liability when reporting after the date of the transaction. The amendments are effective for annual reporting periods beginning on or after January 1, 2024 and are not expected to have a material impact on the Group’s consolidated financial statements.
Non-current
Liabilities with Covenants (Amendments to IAS 1)
In October 2022, the IASB issued amendments to IAS 1 to improve the information entities provide about long-term debt with covenants. The amendments to IAS 1 specify that covenants to be complied with after the reporting date do not affect the classification of debt as current or non-current
at the reporting date. Instead, the amendments require an entity to disclose information about these covenants in the notes to the financial statements and enable investors to understand the risk that such debt could become repayable early. The amendments are effective for annual reporting periods beginning on or after January 1, 2024 and are not expected to have a material impact on the Group’s consolidated financial statements.
Supplier Finance Arrangements (Amendments to IAS 7 and IFRS 7)
In May 2023, the IASB issued amendments to IAS 7 “Statement of Cash Flows” and IFRS 7 “Financial Instruments: Disclosures,” which require an entity to provide disclosures to enhance the transparency of supplier finance arrangements and their effects on an entity’s liabilities, cash flows and exposure to liquidity risk. The amendments are effective for annual periods beginning on or after January 1, 2024 and are not expected to have a material impact on the Group’s consolidated financial statements.
Lack of Exchangeability (Amendments to IAS 21)
In August 2023, the IASB issued the amendments to IAS 21 “The Effects of Changes in Foreign Exchange Rates” to address a matter not previously covered in the accounting requirements for the effects of changes in foreign exchange rates. The amendments require entities to apply a consistent approach in assessing whether a currency can be exchanged into another currency. The amendments also require entities to determine the exchange rate and provide more useful information in their financial statements when a currency cannot be exchanged into another currency. The amendments are effective for annual periods beginning on or after
January 1, 2025. The Group is currently evaluating the potential impact that the adoption of the amendments will have on its consolidated financial statements.